Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5:- PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2022	2021
Cost:

Laboratory equipment	$62	$62
Computers, office furniture and equipment	215	206
Leasehold improvements	13	13

	290	281
Accumulated depreciation:

Laboratory equipment	42	35
Computers, office furniture and equipment	196	190
Leasehold improvements	10	9

	248	234

Property and equipment, net	$42	$47

Depreciation expenses for the year ended December 31, 2022, 2021 and 2020 amounted to $14, $14 and $12, respectively.